INVESTMENTS IN ASSOCIATES - RECONCILIATION OF SUMMARISED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ (558,100)	$ (85,533)	[1]	¥ 747,964	¥ 779,034
Associates [member]
Disclosure of associates [line items]
Opening net assets	356,504			370,868	356,221
Profit for the year	45,229			(14,364)	14,647
Closing net assets	¥ 401,733			¥ 356,504	¥ 370,868
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 196,848			¥ 174,686	¥ 181,725
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Opening net assets	216,301			239,651	228,612
Profit for the year	29,202			(23,350)	11,039
Closing net assets	¥ 245,503			¥ 216,301	¥ 239,651
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 120,296			¥ 105,987	¥ 117,429
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Opening net assets	140,203			131,217	127,609
Profit for the year	16,027			8,986	3,608
Closing net assets	¥ 156,230			¥ 140,203	¥ 131,217
Percentage of ownership interest	49.00%	49.00%		49.00%	49.00%
Carrying value	¥ 76,552			¥ 68,699	¥ 64,296

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.